Multi-Manager Value Strategies Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Value Strategies Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 4.3%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	2,234,327	37,827,156
GCI Liberty, Inc. Escrow(a),(b),(c)	8,656	0
Verizon Communications, Inc.	742,590	29,718,452
Total		67,545,608
Entertainment 0.6%
Electronic Arts, Inc.	36,939	5,152,252
Liberty Media Corp.-Liberty Formula One, Class A(b)	2,700	176,985
Liberty Media Corp.-Liberty Formula One, Class C(b)	20,074	1,460,584
Sphere Entertainment Co.(b)	476	20,611
Take-Two Interactive Software, Inc.(b)	19,789	2,907,598
Walt Disney Co. (The)	161,406	18,009,681
Warner Bros Discovery, Inc.(b)	298,230	2,621,442
Total		30,349,153
Interactive Media & Services 0.6%
Alphabet, Inc., Class A(b)	167,556	23,199,804
Meta Platforms, Inc., Class A	8,234	4,035,730
Total		27,235,534
Media 1.4%
Charter Communications, Inc., Class A(b)	3,879	1,140,154
Comcast Corp., Class A	1,333,387	57,135,633
Fox Corp., Class A	80,559	2,399,853
Fox Corp., Class B	64,046	1,753,579
Interpublic Group of Companies, Inc. (The)	128,172	4,024,601
Liberty Broadband Corp., Class A(b)	2,117	127,338
Liberty Broadband Corp., Class C(b)	15,540	935,197
Liberty Media Corp.-Liberty SiriusXM(b)	27,937	809,614
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	12,333	359,384
News Corp., Class A	39,613	1,064,797
News Corp., Class B	21,231	594,256
Omnicom Group, Inc.	86	7,602
Paramount Global, Class A	3,915	82,528
Paramount Global, Class B	81,905	904,231
Total		71,338,767
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	100,741	16,451,005
Total Communication Services		212,920,067
Consumer Discretionary 8.7%
Automobile Components 1.0%
Aptiv PLC(b)	58,698	4,665,904
Autoliv, Inc.	16,495	1,913,915
BorgWarner, Inc.	634,429	19,749,775
Gentex Corp.	35,624	1,301,345
Lear Corp.	177,110	24,326,058
Phinia, Inc.	154	5,270
Total		51,962,267
Automobiles 1.3%
Ford Motor Co.	404,402	5,030,761
General Motors Co.	1,391,061	57,005,680
Total		62,036,441
Broadline Retail 0.9%
Amazon.com, Inc.(b)	235,191	41,572,361
eBay, Inc.	110,425	5,220,894
Total		46,793,255
Distributors 0.3%
Genuine Parts Co.	55,200	8,239,152
LKQ Corp.	104,488	5,463,677
Total		13,702,829
Hotels, Restaurants & Leisure 0.6%
Aramark	45,023	1,365,548
Caesars Entertainment, Inc.(b)	15,638	679,784
Carnival Corp.(b)	122,961	1,950,161
Hyatt Hotels Corp., Class A	5,864	900,652
McDonald’s Corp.	74,188	21,683,669
MGM Resorts International(b)	82,729	3,580,511
Royal Caribbean Cruises Ltd.(b)	7,518	927,345
Total		31,087,670

Multi-Manager Value Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.9%
D.R. Horton, Inc.	101,579	15,179,966
Garmin Ltd.	36,640	5,032,504
Lennar Corp., Class A	68,929	10,925,936
Lennar Corp., Class B	6,374	939,336
NVR, Inc.(b)	6,442	49,123,922
PulteGroup, Inc.	82,663	8,959,016
Toll Brothers, Inc.	6,480	742,867
TopBuild Corp.(b)	184	74,038
Whirlpool Corp.	19,031	2,043,739
Total		93,021,324
Specialty Retail 2.5%
CarMax, Inc.(b)	614,831	48,571,649
Dick’s Sporting Goods, Inc.	1,132	201,371
Home Depot, Inc. (The)	195,464	74,395,553
Lithia Motors, Inc., Class A	3,067	917,217
Penske Automotive Group, Inc.	8,726	1,339,441
Total		125,425,231
Textiles, Apparel & Luxury Goods 0.2%
Capri Holdings Ltd.(b)	1,180	54,433
NIKE, Inc., Class B	77,532	8,057,901
Ralph Lauren Corp.	6,915	1,285,637
Tapestry, Inc.	15,420	732,913
Total		10,130,884
Total Consumer Discretionary		434,159,901
Consumer Staples 6.2%
Beverages 1.6%
Coca-Cola Co. (The)	304,221	18,259,344
Constellation Brands, Inc., Class A	15,889	3,948,734
Keurig Dr. Pepper, Inc.	57,904	1,731,909
Molson Coors Beverage Co., Class B	26,873	1,677,413
PepsiCo, Inc.	327,146	54,090,320
Total		79,707,720
Consumer Staples Distribution & Retail 2.3%
Albertsons Companies, Inc., Class A	4,603	93,349
Casey’s General Stores, Inc.	3,258	992,029
Dollar Tree, Inc.(b)	53,524	7,850,900
Kroger Co. (The)	230,112	11,415,856
Common Stocks (continued)
Issuer	Shares	Value ($)
Performance Food Group, Inc.(b)	15,921	1,222,255
Sysco Corp.	320,922	25,985,054
Target Corp.	221,470	33,867,193
U.S. Foods Holding Corp.(b)	40,272	2,045,415
Walgreens Boots Alliance, Inc.	57,994	1,232,953
Walmart, Inc.	553,758	32,455,756
Total		117,160,760
Food Products 1.3%
Archer-Daniels-Midland Co.	79,684	4,232,017
Bunge Global SA	46,998	4,435,201
Campbell Soup Co.	27,033	1,152,687
ConAgra Foods, Inc.	67,427	1,893,350
Darling Ingredients, Inc.(b)	9,352	395,683
General Mills, Inc.	232,584	14,927,241
Hormel Foods Corp.	35,858	1,266,505
Ingredion, Inc.	349	41,053
JM Smucker Co. (The)	15,942	1,915,750
Kraft Heinz Co. (The)	43,388	1,530,729
McCormick & Co., Inc.	3,678	253,267
Mondelez International, Inc., Class A	407,899	29,805,180
Pilgrim’s Pride Corp.(b)	284	9,043
Tyson Foods, Inc., Class A	60,666	3,290,524
Total		65,148,230
Household Products 0.6%
Procter & Gamble Co. (The)	198,078	31,482,517
Personal Care Products 0.1%
BellRing Brands, Inc.(b)	8,344	475,191
Coty, Inc., Class A(b)	9,303	116,845
Kenvue, Inc.	111,898	2,126,062
Total		2,718,098
Tobacco 0.3%
Philip Morris International, Inc.	148,374	13,347,725
Total Consumer Staples		309,565,050
Multi-Manager Value Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 9.3%
Energy Equipment & Services 0.2%
Baker Hughes Co.	198,916	5,885,925
Halliburton Co.	13,576	476,110
Schlumberger NV	38,345	1,853,214
TechnipFMC PLC	48,738	1,057,127
Total		9,272,376
Oil, Gas & Consumable Fuels 9.1%
Chesapeake Energy Corp.	15,964	1,321,500
Chevron Corp.	717,909	109,129,347
ConocoPhillips Co.	807,658	90,893,831
Coterra Energy, Inc.	149,787	3,861,509
Devon Energy Corp.	147,181	6,484,795
Diamondback Energy, Inc.	192,171	35,075,051
EOG Resources, Inc.	253,539	29,020,074
EQT Corp.	16,229	602,907
Exxon Mobil Corp.	966,513	101,019,939
Hess Corp.	888	129,426
HF Sinclair Corp.	18,010	999,555
Kinder Morgan, Inc.	316,480	5,503,587
Marathon Oil Corp.	145,822	3,536,184
Marathon Petroleum Corp.	81,850	13,851,475
Occidental Petroleum Corp.	77,029	4,668,728
ONEOK, Inc.	1,861	139,798
Ovintiv, Inc.	40,031	1,977,932
Phillips 66	54,754	7,802,993
Pioneer Natural Resources Co.	29,886	7,028,888
Valero Energy Corp.	172,242	24,365,353
Williams Companies, Inc. (The)	218,287	7,845,235
Total		455,258,107
Total Energy		464,530,483
Financials 21.4%
Banks 8.1%
Bank of America Corp.	2,519,062	86,958,020
Citigroup, Inc.	134,770	7,478,387
Citizens Financial Group, Inc.	56,240	1,765,374
East West Bancorp, Inc.	8,684	632,716
Fifth Third Bancorp	154,923	5,320,056
Common Stocks (continued)
Issuer	Shares	Value ($)
First Citizens BancShares Inc., Class A	1,198	1,885,424
First Horizon Corp.	7,895	111,320
Huntington Bancshares, Inc.	279,599	3,645,971
JPMorgan Chase & Co.	761,555	141,694,923
KeyCorp	1,899,256	27,102,383
M&T Bank Corp.	18,129	2,533,346
PNC Financial Services Group, Inc. (The)	141,330	20,803,776
Prosperity Bancshares, Inc.	622	38,819
Regions Financial Corp.	250,269	4,662,512
Truist Financial Corp.	204,350	7,148,163
U.S. Bancorp	161,929	6,794,541
Webster Financial Corp.	7,806	371,878
Wells Fargo & Co.	1,546,602	85,975,605
Zions Bancorp	3,407	134,338
Total		405,057,552
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	396,796	22,256,288
BlackRock, Inc.	24,254	19,678,240
Blackstone, Inc.	50,061	6,398,797
Carlyle Group, Inc. (The)	18,356	841,623
CME Group, Inc.	90,510	19,943,878
Franklin Resources, Inc.	61,397	1,685,348
Goldman Sachs Group, Inc. (The)	32,950	12,819,198
Intercontinental Exchange, Inc.	12,617	1,746,445
Invesco Ltd.	14,455	222,752
Jefferies Financial Group, Inc.	13,256	554,366
KKR & Co., Inc., Class A	259,400	25,488,644
Morgan Stanley	344,212	29,616,000
Nasdaq, Inc.	448,420	25,201,204
Northern Trust Corp.	16,119	1,323,853
Raymond James Financial, Inc.	46,845	5,636,390
State Street Corp.	40,788	3,007,299
T. Rowe Price Group, Inc.	25,762	2,920,123
Total		179,340,448

Multi-Manager Value Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
Ally Financial, Inc.	104,256	3,856,429
Capital One Financial Corp.	77,919	10,722,434
Discover Financial Services	59,186	7,143,750
Synchrony Financial	118,486	4,893,472
Total		26,616,085
Financial Services 2.9%
Apollo Global Management, Inc.	5,640	630,552
Berkshire Hathaway, Inc., Class B(b)	170,072	69,627,477
Block, Inc., Class A(b)	24,653	1,959,174
Corebridge Financial, Inc.	33,174	823,710
Equitable Holdings, Inc.	219	7,499
Fidelity National Information Services, Inc.	102,515	7,093,013
Fiserv, Inc.(b)	47,951	7,157,646
Global Payments, Inc.	38,530	4,997,341
PayPal Holdings, Inc.(b)	8,120	489,961
Visa, Inc., Class A	180,391	50,985,712
Total		143,772,085
Insurance 6.3%
Aflac, Inc.	97,916	7,905,738
Allstate Corp. (The)	337,297	53,805,618
American Financial Group, Inc.	1,243	158,694
American International Group, Inc.	1,167,969	85,133,260
Arch Capital Group Ltd.(b)	91,299	7,996,879
Assurant, Inc.	6,544	1,187,409
Axis Capital Holdings Ltd.	98	6,132
Chubb Ltd.	135,203	34,026,539
Cincinnati Financial Corp.	11,243	1,281,702
CNA Financial Corp.	1,224	53,795
Everest Group Ltd.	7,231	2,667,371
F&G Annuities & Life, Inc.	5,189	196,041
Fidelity National Financial, Inc.	76,310	3,859,760
Globe Life, Inc.	18,240	2,315,203
Hartford Financial Services Group, Inc. (The)	375,881	36,024,435
Loews Corp.	31,217	2,345,333
Markel Group, Inc.(b)	1,148	1,713,367
Marsh & McLennan Companies, Inc.	188,216	38,070,450
MetLife, Inc.	65,461	4,565,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Old Republic International Corp.	20,324	588,583
Principal Financial Group, Inc.	54,334	4,393,447
Prudential Financial, Inc.	93,463	10,186,532
Reinsurance Group of America, Inc.	876	154,921
Travelers Companies, Inc. (The)	60,473	13,362,114
Unum Group	4,025	199,036
Willis Towers Watson PLC	4,253	1,159,410
WR Berkley Corp.	23,521	1,966,356
Total		315,323,375
Total Financials		1,070,109,545
Health Care 14.8%
Biotechnology 1.9%
AbbVie, Inc.	327,976	57,740,175
Biogen, Inc.(b)	36,348	7,887,152
Gilead Sciences, Inc.	170,774	12,312,805
Incyte Corp.(b)	1,345	78,494
Moderna, Inc.(b)	45,111	4,161,039
Regeneron Pharmaceuticals, Inc.(b)	9,677	9,348,853
United Therapeutics Corp.(b)	5,345	1,206,046
Vertex Pharmaceuticals, Inc.(b)	1,230	517,510
Total		93,252,074
Health Care Equipment & Supplies 4.9%
Abbott Laboratories	742,831	88,129,470
Baxter International, Inc.	60,715	2,484,458
Becton Dickinson & Co.	217,132	51,145,443
Boston Scientific Corp.(b)	42,466	2,811,674
Cooper Cos, Inc. (The)	6,464	605,030
GE HealthCare Technologies, Inc.	109,616	10,005,748
Hologic, Inc.(b)	34,009	2,509,864
Medtronic PLC	643,353	53,629,906
STERIS PLC	12,626	2,940,722
Stryker Corp.	76,281	26,627,409
Teleflex, Inc.	2,191	488,133
Zimmer Biomet Holdings, Inc.	25,473	3,167,822
Total		244,545,679
Multi-Manager Value Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.4%
Centene Corp.(b)	83,674	6,562,552
Cigna Group (The)	47,371	15,923,288
CVS Health Corp.	219,446	16,320,199
Elevance Health, Inc.	79,682	39,940,602
HCA Healthcare, Inc.	150,995	47,065,141
Henry Schein, Inc.(b)	38,024	2,907,695
Humana, Inc.	78,568	27,523,942
Laboratory Corp. of America Holdings	157,512	33,995,815
McKesson Corp.	5,309	2,768,166
Quest Diagnostics, Inc.	43,722	5,460,441
UnitedHealth Group, Inc.	40,026	19,756,834
Universal Health Services, Inc., Class B	26,871	4,489,069
Total		222,713,744
Life Sciences Tools & Services 0.7%
Avantor, Inc.(b)	46,006	1,133,588
Bio-Rad Laboratories, Inc., Class A(b)	2,694	877,920
Charles River Laboratories International, Inc.(b)	5,799	1,474,048
Danaher Corp.	65,970	16,699,646
Revvity, Inc.	15,737	1,724,618
Thermo Fisher Scientific, Inc.	25,771	14,694,109
Total		36,603,929
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	271,771	13,792,378
Catalent, Inc.(b)	6,266	359,292
Jazz Pharmaceuticals PLC(b)	11,725	1,394,103
Johnson & Johnson	235,615	38,023,549
Merck & Co., Inc.	248,930	31,651,449
Pfizer, Inc.	2,123,852	56,409,509
Viatris, Inc.	203,802	2,521,031
Total		144,151,311
Total Health Care		741,266,737
Industrials 16.3%
Aerospace & Defense 1.9%
General Dynamics Corp.	28,874	7,889,821
Howmet Aerospace, Inc.	42,482	2,827,177
Huntington Ingalls Industries, Inc.	5,304	1,546,752
L3Harris Technologies, Inc.	145,162	30,724,989
Common Stocks (continued)
Issuer	Shares	Value ($)
Lockheed Martin Corp.	32,189	13,784,617
Northrop Grumman Corp.	45,141	20,810,904
RTX Corp.	125,950	11,293,937
Textron, Inc.	54,703	4,872,396
Total		93,750,593
Air Freight & Logistics 0.6%
FedEx Corp.	42,255	10,520,227
GXO Logistics, Inc.(b)	4,440	229,815
United Parcel Service, Inc., Class B	145,813	21,618,235
Total		32,368,277
Building Products 0.8%
Builders FirstSource, Inc.(b)	47,462	9,263,633
Carlisle Companies, Inc.	8,175	2,861,250
Carrier Global Corp.	45,752	2,542,896
Fortune Brands Innovations, Inc.	29,167	2,372,444
Johnson Controls International PLC	104,439	6,190,099
Owens Corning	26,387	3,952,245
Trane Technologies PLC	48,980	13,810,891
Total		40,993,458
Commercial Services & Supplies 1.2%
Republic Services, Inc.	61,142	11,225,671
Veralto Corp.	19,635	1,696,857
Waste Management, Inc.	219,201	45,078,686
Total		58,001,214
Construction & Engineering 0.3%
AECOM	28,741	2,553,063
Arcosa, Inc.	165	13,695
EMCOR Group, Inc.	3,436	1,077,254
Quanta Services, Inc.	39,874	9,629,970
Total		13,273,982
Electrical Equipment 1.5%
Acuity Brands, Inc.	34	8,542
AMETEK, Inc.	32,819	5,913,328
Eaton Corp. PLC	106,290	30,717,810
Emerson Electric Co.	7,633	815,586
Hubbell, Inc.	361	137,422
NEXTracker, Inc., Class A(b)	14,242	800,970

Multi-Manager Value Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Regal Rexnord Corp.	197,513	33,871,504
Sensata Technologies Holding	5,647	194,370
Total		72,459,532
Ground Transportation 1.7%
CSX Corp.	206	7,816
JB Hunt Transport Services, Inc.	1,413	291,516
Knight-Swift Transportation Holdings, Inc.	7,444	419,395
Norfolk Southern Corp.	35,480	8,989,922
U-Haul Holding Co.(b)	5,483	352,996
U-Haul Holding Co.	48,155	3,061,213
Union Pacific Corp.	277,235	70,331,747
Total		83,454,605
Industrial Conglomerates 1.1%
3M Co.	6,644	612,045
General Electric Co.	72,136	11,317,417
Honeywell International, Inc.	223,795	44,474,781
Total		56,404,243
Machinery 4.8%
AGCO Corp.	21,789	2,390,253
Caterpillar, Inc.	146,225	48,833,301
Cummins, Inc.	71,644	19,244,295
Deere & Co.	79,709	29,097,770
Dover Corp.	30,375	5,023,418
Fortive Corp.	42,114	3,585,165
IDEX Corp.	4,101	967,426
Illinois Tool Works, Inc.	48,076	12,603,123
Ingersoll Rand, Inc.	58,923	5,381,438
Otis Worldwide Corp.	54,838	5,226,061
PACCAR, Inc.	133,663	14,821,890
Parker-Hannifin Corp.	141,413	75,719,591
Pentair PLC	46,342	3,604,944
Snap-On, Inc.	18,739	5,165,593
Stanley Black & Decker, Inc.	19,711	1,759,995
Westinghouse Air Brake Technologies Corp.	22,138	3,127,878
Xylem, Inc.	6,060	769,923
Total		237,322,064
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 0.2%
Delta Air Lines, Inc.	150,406	6,357,662
Southwest Airlines Co.	78,820	2,701,161
United Airlines Holdings, Inc.(b)	48,702	2,215,454
Total		11,274,277
Professional Services 1.4%
Automatic Data Processing, Inc.	49,863	12,522,095
Booz Allen Hamilton Holding Corp.	52,918	7,816,518
Concentrix Corp.	3,614	261,834
Jacobs Solutions, Inc.	17,527	2,570,335
Leidos Holdings, Inc.	42,400	5,421,264
SS&C Technologies Holdings, Inc.	629,167	40,115,688
TransUnion	18,961	1,471,942
Total		70,179,676
Trading Companies & Distributors 0.8%
Ferguson PLC	136,426	28,847,278
United Rentals, Inc.	18,295	12,683,374
WESCO International, Inc.	3,671	548,778
Total		42,079,430
Total Industrials		811,561,351
Information Technology 8.8%
Communications Equipment 0.9%
Cisco Systems, Inc.	854,829	41,348,079
F5, Inc.(b)	668	125,063
Juniper Networks, Inc.	44,440	1,645,613
Total		43,118,755
Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc.(b)	4,781	561,767
Avnet, Inc.	268	12,486
Corning, Inc.	255,656	8,242,349
Flex Ltd.(b)	81,764	2,301,657
IPG Photonics Corp.(b)	223	19,256
Jabil, Inc.	18,328	2,640,882
Keysight Technologies, Inc.(b)	6,931	1,069,453
TD SYNNEX Corp.	5,786	601,165
TE Connectivity Ltd.	76,511	10,983,919
Multi-Manager Value Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teledyne Technologies, Inc.(b)	4,500	1,922,715
Zebra Technologies Corp., Class A(b)	2,449	684,447
Total		29,040,096
IT Services 1.2%
Accenture PLC, Class A	52,333	19,613,362
Akamai Technologies, Inc.(b)	21,943	2,433,917
Amdocs Ltd.	31,789	2,899,157
Cognizant Technology Solutions Corp., Class A	130,283	10,294,963
International Business Machines Corp.	132,591	24,533,313
Kyndryl Holdings, Inc.(b)	3,420	75,137
Twilio, Inc., Class A(b)	1,217	72,521
Total		59,922,370
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc.(b)	43,175	8,312,483
Analog Devices, Inc.	187,328	35,933,257
Broadcom, Inc.	24,569	31,951,739
GlobalFoundries, Inc.(b)	4,926	269,304
Intel Corp.	288,639	12,425,909
KLA Corp.	35,673	24,339,688
Lam Research Corp.	24,498	22,985,249
Marvell Technology, Inc.	61,411	4,400,712
Microchip Technology, Inc.	164,982	13,881,585
Micron Technology, Inc.	78,380	7,102,012
ON Semiconductor Corp.(b)	100,779	7,953,479
Qorvo, Inc.(b)	14,142	1,619,966
Skyworks Solutions, Inc.	32,797	3,441,061
Texas Instruments, Inc.	314,660	52,652,058
Total		227,268,502
Software 1.4%
Dolby Laboratories, Inc., Class A	659	53,379
Microsoft Corp.	135,784	56,165,693
Roper Technologies, Inc.	1,712	932,578
Salesforce, Inc.(b)	46,140	14,248,955
Total		71,400,605
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co.	372,558	5,674,058
HP, Inc.	37,320	1,057,276
Western Digital Corp.(b)	42,930	2,553,047
Total		9,284,381
Total Information Technology		440,034,709
Materials 4.9%
Chemicals 2.1%
Air Products & Chemicals, Inc.	25,001	5,851,234
Albemarle Corp.	21,671	2,987,347
Celanese Corp., Class A	11,489	1,745,983
CF Industries Holdings, Inc.	42,812	3,455,785
Corteva, Inc.	46,966	2,513,620
Dow, Inc.	179,199	10,013,640
DuPont de Nemours, Inc.	47,436	3,282,097
Eastman Chemical Co.	43,896	3,851,435
FMC Corp.	1,431	80,694
International Flavors & Fragrances, Inc.	23,348	1,762,774
Linde PLC	84,228	37,803,211
LyondellBasell Industries NV, Class A	98,970	9,924,712
Mosaic Co. (The)	78,129	2,434,500
PPG Industries, Inc.	126,720	17,943,552
Westlake Corp.	19,870	2,756,168
Total		106,406,752
Construction Materials 0.8%
Martin Marietta Materials, Inc.	54,714	31,608,825
Vulcan Materials Co.	30,147	8,014,580
Total		39,623,405
Containers & Packaging 0.6%
Amcor PLC	187,657	1,700,172
Avery Dennison Corp.	35,459	7,677,937
Ball Corp.	53,776	3,442,740
Crown Holdings, Inc.	9,370	717,929
International Paper Co.	119,659	4,231,142
Packaging Corp. of America	48,024	8,701,469
Sonoco Products Co.	212	12,016
WestRock Co.	37,102	1,680,350
Total		28,163,755

Multi-Manager Value Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.4%
Cleveland-Cliffs, Inc.(b)	63,354	1,317,763
Freeport-McMoRan, Inc.	998,995	37,772,001
Newmont Corp.	142,589	4,455,906
Nucor Corp.	65,733	12,640,456
Reliance, Inc.	20,889	6,709,965
Royal Gold, Inc.	389	39,923
Steel Dynamics, Inc.	69,270	9,269,711
Total		72,205,725
Total Materials		246,399,637
Real Estate 1.7%
Industrial REITs 0.2%
Prologis, Inc.	65,211	8,690,670
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(b)	77,682	7,138,199
Jones Lang LaSalle, Inc.(b)	12,564	2,390,175
Zillow Group, Inc., Class C(b)	10,447	586,599
Total		10,114,973
Residential REITs 0.1%
AvalonBay Communities, Inc.	36,720	6,500,542
Specialized REITs 1.2%
Extra Space Storage, Inc.	212,167	29,909,182
Public Storage	22,933	6,509,991
SBA Communications Corp.	101,680	21,274,506
Total		57,693,679
Total Real Estate		82,999,864
Utilities 1.8%
Electric Utilities 0.8%
American Electric Power Co., Inc.	110,684	9,429,170
Entergy Corp.	83,534	8,484,548
NextEra Energy, Inc.	106,504	5,877,956
NRG Energy, Inc.	42,608	2,357,075
Southern Co. (The)	193,836	13,035,471
Total		39,184,220
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	63,624	3,470,053
Multi-Utilities 0.9%
Ameren Corp.	87,977	6,263,083
CMS Energy Corp.	96,298	5,524,616
Dominion Energy, Inc.	462,604	22,126,349
DTE Energy Co.	42,402	4,594,257
WEC Energy Group, Inc.	89,872	7,054,053
Total		45,562,358
Total Utilities		88,216,631
Total Common Stocks (Cost $3,796,757,545)		4,901,763,975

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(d),(e)	80,559,286	80,543,175
Total Money Market Funds (Cost $80,541,470)		80,543,175
Total Investments in Securities (Cost: $3,877,299,015)		4,982,307,150
Other Assets & Liabilities, Net		11,940,325
Net Assets		4,994,247,475
Multi-Manager Value Strategies Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	79,035,885	477,529,683	(476,024,719)	2,326	80,543,175	26,808	3,787,244	80,559,286
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager Value Strategies Fund  | Third Quarter Report 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT116_05_P01_(04/24)